Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other long-term assets are comprised of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Deferred mobilization and contract preparation costs (1)	37.2	39.5
Deferred tax asset	24.6	18.6
Deferred demobilization revenue (2)	10.4	1.5
Blended rate revenue, non-current (3)	1.8	—
Deferred financing fee	1.0	1.2
Right-of-use lease asset, non-current (4)	0.6	0.8
Customer retention (5)	0.6	—
Prepayments	—	0.9
Total	76.2	62.5
(1) Non-current deferred mobilization and contract preparation costs relate to the non-current portion of contract mobilization and preparation costs for three of our jack-up rigs (see Note 5 - Contracts with Customers).
(2) Non-current deferred demobilization revenue relates to demobilization revenue for two of our jack-up rigs, which will be billed upon contract completion.
(3) Non-current blended rate revenue related to the non-current portion of one of our contracts.
(4) The right-of-use lease asset pertains to our offices.
(5) Customer retention related to one of our contracts, which will be received upon contract completion.